Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)
January 31, 2025

Principal Amount		Value
Asset-Backed Securities 2.1%
Other 2.1%
$1,000,000	Barings CLO Ltd., Series 2020-1A, Class D1R2, (3 mo. USD Term SOFR + 2.75%), 7.05%, due 1/15/2038	$1,019,590 (a)(b)
750,000	Oaktree CLO Ltd., Series 2024-25A, Class E, (3 mo. USD Term SOFR + 6.59%), 10.88%, due 4/20/2037	772,654 (a)(b)
500,000	OCP CLO Ltd., Series 2021-23A, Class ER, (3 mo. USD Term SOFR + 4.85%), 9.13%, due 1/17/2037	504,730 (a)(b)
1,000,000	Palmer Square CLO Ltd., Series 2024-4A, Class E, (3 mo. USD Term SOFR + 5.00%), 9.33%, due 1/15/2038	1,025,755 (a)(b)
500,000	Signal Peak CLO 11 Ltd., Series 2024-11A, Class D1, (3 mo. USD Term SOFR + 3.10%), 7.39%, due 7/18/2037	510,976 (a)(b)
1,000,000	Symphony CLO 44 Ltd., Series 2024-44A, Class D, (3 mo. USD Term SOFR + 3.20%), 7.49%, due 7/14/2037	1,026,333 (a)(b)
Total Asset-Backed Securities (Cost $4,742,500)		4,860,038

Corporate Bonds 121.0%
Advertising 0.8%
Clear Channel Outdoor Holdings, Inc.
465,000	5.13%, due 8/15/2027	452,964 (a)
175,000	7.75%, due 4/15/2028	162,220 (a)
420,000	9.00%, due 9/15/2028	441,550 (a)
480,000	7.88%, due 4/1/2030	496,726 (a)
310,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	264,268 (a)
1,817,728
Aerospace & Defense 3.0%
425,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	434,478 (a)
Bombardier, Inc.
530,000	6.00%, due 2/15/2028	528,922 (a)
215,000	8.75%, due 11/15/2030	231,501 (a)
480,000	7.25%, due 7/1/2031	495,638 (a)
590,000	7.00%, due 6/1/2032	601,630 (a)
955,000	Goat Holdco LLC, 6.75%, due 2/1/2032	951,801 (a)
TransDigm, Inc.
195,000	5.50%, due 11/15/2027	193,119
315,000	4.63%, due 1/15/2029	298,159
555,000	6.38%, due 3/1/2029	560,562 (a)
930,000	4.88%, due 5/1/2029	882,805 (c)
865,000	6.88%, due 12/15/2030	886,032 (a)
570,000	6.63%, due 3/1/2032	579,730 (a)
345,000	6.00%, due 1/15/2033	340,436 (a)
6,984,813
Airlines 0.6%
300,000	Air Canada, 3.88%, due 8/15/2026	292,420 (a)
185,000	American Airlines, Inc., 7.25%, due 2/15/2028	189,308 (a)
125,000	Latam Airlines Group SA, 13.38%, due 10/15/2029	142,246 (a)
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
95,000	9.50%, due 6/1/2028	97,745 (a)
715,000	6.38%, due 2/1/2030	655,244 (a)
1,376,963
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Apparel 0.4%
$205,000	Champ Acquisition Corp., 8.38%, due 12/1/2031	$213,503 (a)
720,000	VF Corp., 2.95%, due 4/23/2030	628,619
30,000	William Carter Co., 5.63%, due 3/15/2027	29,864 (a)
871,986
Auto Parts & Equipment 2.0%
Adient Global Holdings Ltd.
370,000	8.25%, due 4/15/2031	383,731 (a)
645,000	7.50%, due 2/15/2033	653,597 (a)
530,000	Dornoch Debt Merger Sub, Inc., 6.63%, due 10/15/2029	431,924 (a)
Goodyear Tire & Rubber Co.
750,000	5.00%, due 7/15/2029	699,683
1,000,000	5.25%, due 7/15/2031	916,543 (d)
270,000	5.63%, due 4/30/2033	243,205
IHO Verwaltungs GmbH
30,000	6.38% Cash/7.13% PIK, due 5/15/2029	29,394 (a)(e)
260,000	7.75%, due 11/15/2030	260,705 (a)
360,000	8.00% Cash/8.75% PIK, due 11/15/2032	359,348 (a)(e)
ZF North America Capital, Inc.
435,000	6.88%, due 4/14/2028	438,242 (a)
335,000	6.75%, due 4/23/2030	329,176 (a)
4,745,548
Banks 0.1%
260,000	Freedom Mortgage Corp., 6.63%, due 1/15/2027	261,057 (a)
Building Materials 4.5%
720,000	Builders FirstSource, Inc., 6.38%, due 3/1/2034	724,170 (a)
455,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	446,906 (a)
Cornerstone Building Brands, Inc.
170,000	6.13%, due 1/15/2029	137,565 (a)
315,000	9.50%, due 8/15/2029	314,400 (a)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
1,010,000	6.63%, due 12/15/2030	1,021,596 (a)(c)
445,000	6.75%, due 7/15/2031	452,490 (a)
Jeld-Wen, Inc.
770,000	4.88%, due 12/15/2027	741,470 (a)
540,000	7.00%, due 9/1/2032	514,687 (a)
705,000	Knife River Corp., 7.75%, due 5/1/2031	736,921 (a)
575,000	Masterbrand, Inc., 7.00%, due 7/15/2032	587,838 (a)
340,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, due 4/1/2032	344,102 (a)
825,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	785,335 (a)
665,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, due 4/15/2030	645,335 (a)
Quikrete Holdings, Inc.
1,620,000	6.38%, due 3/1/2032	1,624,034 (a)(f)
580,000	6.75%, due 3/1/2033	581,450 (a)(f)
685,000	Standard Building Solutions, Inc., 6.50%, due 8/15/2032	691,797 (a)
170,000	Standard Industries, Inc., 4.38%, due 7/15/2030	157,884 (a)
10,507,980
Chemicals 4.2%
280,000	Ashland, Inc., 6.88%, due 5/15/2043	290,557
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Chemicals – cont'd
Avient Corp.
$820,000	7.13%, due 8/1/2030	$841,736 (a)
245,000	6.25%, due 11/1/2031	244,516 (a)
425,000	Axalta Coating Systems Dutch Holding B BV, 7.25%, due 2/15/2031	442,609 (a)
Celanese U.S. Holdings LLC
315,000	6.60%, due 11/15/2028	324,098
310,000	6.80%, due 11/15/2030	322,138
185,000	Consolidated Energy Finance SA, 12.00%, due 2/15/2031	190,395 (a)
INEOS Finance PLC
660,000	6.75%, due 5/15/2028	665,237 (a)
245,000	7.50%, due 4/15/2029	249,843 (a)
636,000	NOVA Chemicals Corp., 5.25%, due 6/1/2027	624,972 (a)
Olympus Water U.S. Holding Corp.
375,000	7.13%, due 10/1/2027	380,385 (a)
360,000	4.25%, due 10/1/2028	341,261 (a)
425,000	9.75%, due 11/15/2028	449,955 (a)
770,000	6.25%, due 10/1/2029	740,307 (a)
185,000	7.25%, due 6/15/2031	188,353 (a)
SCIH Salt Holdings, Inc.
495,000	4.88%, due 5/1/2028	480,227 (a)
320,000	6.63%, due 5/1/2029	310,304 (a)
870,000	Tronox, Inc., 4.63%, due 3/15/2029	787,916 (a)
790,000	Vibrantz Technologies, Inc., 9.00%, due 2/15/2030	722,552 (a)(c)
WR Grace Holdings LLC
805,000	5.63%, due 8/15/2029	752,343 (a)(c)
490,000	7.38%, due 3/1/2031	505,514 (a)
9,855,218
Commercial Services 6.4%
1,065,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	1,091,937 (a)(c)
1,110,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	1,027,042 (a)(c)
1,270,000	Block, Inc., 6.50%, due 5/15/2032	1,298,078 (a)(c)
1,155,000	Boost Newco Borrower LLC, 7.50%, due 1/15/2031	1,209,149 (a)(c)
475,000	Champions Financing, Inc., 8.75%, due 2/15/2029	453,657 (a)
650,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	685,006 (a)
Garda World Security Corp.
110,000	7.75%, due 2/15/2028	114,084 (a)
390,000	6.00%, due 6/1/2029	375,656 (a)
680,000	8.25%, due 8/1/2032	699,452 (a)
335,000	8.38%, due 11/15/2032	345,890 (a)
Herc Holdings, Inc.
345,000	5.50%, due 7/15/2027	343,679 (a)
280,000	6.63%, due 6/15/2029	286,169 (a)
1,390,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 1/15/2028	1,388,418 (a)(c)
545,000	Raven Acquisition Holdings LLC, 6.88%, due 11/15/2031	543,740 (a)
465,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 8/15/2032	477,482 (a)
1,190,000	Veritiv Operating Co., 10.50%, due 11/30/2030	1,293,277 (a)(c)
1,255,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	1,218,248 (a)(c)
990,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	1,024,788 (a)(c)
Williams Scotsman, Inc.
310,000	6.63%, due 6/15/2029	317,622 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Services – cont'd
$700,000	7.38%, due 10/1/2031	$731,947 (a)
14,925,321
Computers 1.4%
935,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	924,979 (a)
390,000	Amentum Holdings, Inc., 7.25%, due 8/1/2032	395,380 (a)
155,000	ASGN, Inc., 4.63%, due 5/15/2028	149,047 (a)
1,085,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	1,118,696 (a)(c)
575,000	McAfee Corp., 7.38%, due 2/15/2030	566,483 (a)
3,154,585
Cosmetics - Personal Care 0.7%
770,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, due 7/15/2030	786,428 (a)
780,000	Perrigo Finance Unlimited Co., 6.13%, due 9/30/2032	764,880
1,551,308
Distribution - Wholesale 2.3%
680,000	BCPE Empire Holdings, Inc., 7.63%, due 5/1/2027	682,831 (a)
820,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	815,202 (a)
360,000	Gates Corp., 6.88%, due 7/1/2029	368,191 (a)
Resideo Funding, Inc.
710,000	4.00%, due 9/1/2029	651,682 (a)
830,000	6.50%, due 7/15/2032	837,524 (a)
Ritchie Bros Holdings, Inc.
200,000	6.75%, due 3/15/2028	204,963 (a)
825,000	7.75%, due 3/15/2031	868,703 (a)
955,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	1,010,139 (a)(c)
5,439,235
Diversified Financial Services 5.6%
435,000	Ally Financial, Inc., 6.70%, due 2/14/2033	447,268
620,000	Azorra Finance Ltd., 7.75%, due 4/15/2030	627,458 (a)
640,000	Focus Financial Partners LLC, 6.75%, due 9/15/2031	643,391 (a)
Freedom Mortgage Holdings LLC
250,000	9.25%, due 2/1/2029	260,937 (a)
245,000	9.13%, due 5/15/2031	253,574 (a)
350,000	GGAM Finance Ltd., 6.88%, due 4/15/2029	357,104 (a)
740,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	760,149 (a)
435,000	goeasy Ltd., 6.88%, due 5/15/2030	441,652 (a)
Jane Street Group/JSG Finance, Inc.
525,000	7.13%, due 4/30/2031	542,593 (a)
645,000	6.13%, due 11/1/2032	641,889 (a)
Nationstar Mortgage Holdings, Inc.
165,000	6.00%, due 1/15/2027	164,781 (a)
415,000	5.50%, due 8/15/2028	407,428 (a)
220,000	6.50%, due 8/1/2029	220,504 (a)
350,000	5.13%, due 12/15/2030	330,630 (a)
880,000	5.75%, due 11/15/2031	851,716 (a)(c)
80,000	7.13%, due 2/1/2032	82,466 (a)
720,000	Navient Corp., 5.50%, due 3/15/2029	690,197
OneMain Finance Corp.
620,000	6.63%, due 1/15/2028	630,130
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Diversified Financial Services – cont'd
$285,000	3.88%, due 9/15/2028	$266,225
345,000	6.63%, due 5/15/2029	350,511
470,000	5.38%, due 11/15/2029	456,201
945,000	7.13%, due 11/15/2031	971,864 (c)
PennyMac Financial Services, Inc.
365,000	7.13%, due 11/15/2030	373,455 (a)
540,000	5.75%, due 9/15/2031	516,583 (a)
805,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	841,482 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
110,000	3.88%, due 3/1/2031	97,205 (a)
70,000	4.00%, due 10/15/2033	59,186 (a)
195,000	SLM Corp., 6.50%, due 1/31/2030	196,828
555,000	UWM Holdings LLC, 6.63%, due 2/1/2030	556,132 (a)
13,039,539
Electric 4.4%
1,200,000	Alpha Generation LLC, 6.75%, due 10/15/2032	1,213,326 (a)(c)
260,000	Calpine Corp., 5.13%, due 3/15/2028	255,297 (a)
Edison International
185,000	8.13%, due 6/15/2053	175,409 (g)
185,000	7.88%, due 6/15/2054	172,658 (g)
800,000	Electricite de France SA, 9.13%, due 3/15/2033	908,629 (a)(g)(h)
470,000	Leeward Renewable Energy Operations LLC, 4.25%, due 7/1/2029	428,530 (a)
1,213,000	Lightning Power LLC, 7.25%, due 8/15/2032	1,252,859 (a)(c)
NRG Energy, Inc.
315,000	5.75%, due 1/15/2028	315,486
990,000	10.25%, due 3/15/2028	1,097,849 (a)(c)(g)(h)
560,000	5.75%, due 7/15/2029	550,234 (a)
815,000	6.00%, due 2/1/2033	796,286 (a)
430,000	Talen Energy Supply LLC, 8.63%, due 6/1/2030	458,682 (a)
765,000	Vistra Corp., 7.00%, due 12/15/2026	767,558 (a)(g)(h)
Vistra Operations Co. LLC
740,000	7.75%, due 10/15/2031	781,191 (a)
1,100,000	6.88%, due 4/15/2032	1,131,796 (a)(c)
10,305,790
Electrical Components & Equipment 0.7%
625,000	EnerSys, 6.63%, due 1/15/2032	632,909 (a)
WESCO Distribution, Inc.
500,000	6.38%, due 3/15/2029	509,365 (a)
455,000	6.63%, due 3/15/2032	465,200 (a)
1,607,474
Electronics 0.9%
640,000	Imola Merger Corp., 4.75%, due 5/15/2029	610,395 (a)
320,000	Sensata Technologies BV, 4.00%, due 4/15/2029	296,170 (a)
715,000	Sensata Technologies, Inc., 6.63%, due 7/15/2032	719,560 (a)
550,000	TTM Technologies, Inc., 4.00%, due 3/1/2029	515,814 (a)
2,141,939
Engineering & Construction 0.8%
905,000	Artera Services LLC, 8.50%, due 2/15/2031	894,180 (a)(c)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Engineering & Construction – cont'd
$865,000	Global Infrastructure Solutions, Inc., 7.50%, due 4/15/2032	$858,926 (a)
1,753,106
Entertainment 4.5%
775,000	Allwyn Entertainment Financing U.K. PLC, 7.88%, due 4/30/2029	806,780 (a)
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
500,000	6.50%, due 10/1/2028	504,537
495,000	5.25%, due 7/15/2029	477,297
Churchill Downs, Inc.
480,000	5.50%, due 4/1/2027	477,565 (a)
335,000	4.75%, due 1/15/2028	326,425 (a)
990,000	6.75%, due 5/1/2031	1,006,809 (a)(c)
915,000	Light & Wonder International, Inc., 7.25%, due 11/15/2029	943,917 (a)(c)
1,085,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	1,034,535 (a)(c)
495,000	Motion Finco SARL, 8.38%, due 2/15/2032	498,125 (a)(f)
Penn Entertainment, Inc.
215,000	5.63%, due 1/15/2027	213,112 (a)
920,000	4.13%, due 7/1/2029	838,074 (a)(c)
260,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, due 2/1/2033	259,551 (a)(f)
1,270,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 3/1/2030	1,236,511 (a)(c)
960,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	927,756 (a)
575,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	592,327 (a)
415,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, due 5/1/2032	423,974 (a)
10,567,295
Environmental Control 0.6%
230,000	GFL Environmental, Inc., 6.75%, due 1/15/2031	238,603 (a)
1,150,000	Madison IAQ LLC, 5.88%, due 6/30/2029	1,108,509 (a)(c)
1,347,112
Food 1.9%
555,000	Lamb Weston Holdings, Inc., 4.13%, due 1/31/2030	514,147 (a)
Performance Food Group, Inc.
630,000	5.50%, due 10/15/2027	626,602 (a)
690,000	6.13%, due 9/15/2032	691,450 (a)
Post Holdings, Inc.
1,160,000	6.38%, due 3/1/2033	1,142,505 (a)(c)
435,000	6.25%, due 10/15/2034	423,905 (a)
U.S. Foods, Inc.
455,000	4.75%, due 2/15/2029	440,041 (a)
520,000	7.25%, due 1/15/2032	539,689 (a)
105,000	5.75%, due 4/15/2033	102,075 (a)
4,480,414
Food Service 0.3%
TKC Holdings, Inc.
420,000	6.88%, due 5/15/2028	418,350 (a)
300,000	10.50%, due 5/15/2029	306,017 (a)
724,367
Forest Products & Paper 0.5%
725,000	Ahlstrom Holding 3 OYJ, 4.88%, due 2/4/2028	688,025 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Forest Products & Paper – cont'd
$225,000	Magnera Corp., 7.25%, due 11/15/2031	$221,906 (a)
125,000	Mercer International, Inc., 12.88%, due 10/1/2028	134,970 (a)
1,044,901
Healthcare - Products 1.4%
1,160,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	1,214,474 (a)(c)
2,125,000	Medline Borrower LP, 5.25%, due 10/1/2029	2,058,980 (a)(c)
3,273,454
Healthcare - Services 5.7%
Acadia Healthcare Co., Inc.
325,000	5.50%, due 7/1/2028	317,861 (a)
100,000	5.00%, due 4/15/2029	95,090 (a)
CHS/Community Health Systems, Inc.
620,000	5.63%, due 3/15/2027	601,987 (a)
97,000	8.00%, due 12/15/2027	96,377 (a)
170,000	6.00%, due 1/15/2029	154,960 (a)
40,000	6.88%, due 4/15/2029	27,450 (a)
40,000	6.13%, due 4/1/2030	26,230 (a)
315,000	5.25%, due 5/15/2030	268,560 (a)
385,000	4.75%, due 2/15/2031	314,170 (a)
210,000	10.88%, due 1/15/2032	216,294 (a)
325,000	Encompass Health Corp., 4.63%, due 4/1/2031	304,185
1,005,000	Fortrea Holdings, Inc., 7.50%, due 7/1/2030	1,008,947 (a)(c)
470,000	HAH Group Holding Co. LLC, 9.75%, due 10/1/2031	472,678 (a)
370,000	HealthEquity, Inc., 4.50%, due 10/1/2029	349,166 (a)
480,000	Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, due 4/30/2028	511,738 (a)
LifePoint Health, Inc.
330,000	5.38%, due 1/15/2029	292,112 (a)
785,000	9.88%, due 8/15/2030	837,429 (a)
560,000	10.00%, due 6/1/2032	545,917 (a)
1,380,000	Molina Healthcare, Inc., 6.25%, due 1/15/2033	1,370,095 (a)(c)
1,060,000	Select Medical Corp., 6.25%, due 12/1/2032	1,041,363 (a)
1,075,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	1,072,322 (a)(c)
524,196	Team Health Holdings, Inc., 9.00% Cash/4.50% PIK, due 6/30/2028	571,374 (a)(e)
Tenet Healthcare Corp.
600,000	6.13%, due 6/15/2030	602,160
1,040,000	6.75%, due 5/15/2031	1,064,304 (c)
1,015,000	U.S. Acute Care Solutions LLC, 9.75%, due 5/15/2029	1,032,158 (a)
13,194,927
Home Builders 1.8%
Beazer Homes USA, Inc.
500,000	5.88%, due 10/15/2027	496,699
1,005,000	7.50%, due 3/15/2031	1,013,359 (a)
910,000	KB Home, 7.25%, due 7/15/2030	940,267 (c)
LGI Homes, Inc.
110,000	4.00%, due 7/15/2029	99,902 (a)
950,000	7.00%, due 11/15/2032	945,250 (a)
71,000	Mattamy Group Corp., 5.25%, due 12/15/2027	69,560 (a)
315,000	Shea Homes LP/Shea Homes Funding Corp., 4.75%, due 4/1/2029	299,521
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Home Builders – cont'd
$380,000	Thor Industries, Inc., 4.00%, due 10/15/2029	$347,129 (a)
4,211,687
Housewares 0.4%
Newell Brands, Inc.
145,000	6.63%, due 9/15/2029	148,742
260,000	6.38%, due 5/15/2030	263,250
175,000	6.63%, due 5/15/2032	176,728
310,000	6.88%, due 4/1/2036	317,144
110,000	7.00%, due 4/1/2046	106,100
1,011,964
Insurance 5.9%
Acrisure LLC/Acrisure Finance, Inc.
690,000	8.25%, due 2/1/2029	716,292 (a)
235,000	8.50%, due 6/15/2029	246,287 (a)
960,000	7.50%, due 11/6/2030	992,552 (a)(c)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
1,465,000	6.75%, due 10/15/2027	1,458,539 (a)(c)
580,000	6.75%, due 4/15/2028	586,124 (a)
420,000	7.00%, due 1/15/2031	427,365 (a)
380,000	6.50%, due 10/1/2031	380,081 (a)
100,000	7.38%, due 10/1/2032	102,180 (a)
AmWINS Group, Inc.
300,000	6.38%, due 2/15/2029	303,472 (a)
440,000	4.88%, due 6/30/2029	419,082 (a)
500,000	Ardonagh Finco Ltd., 7.75%, due 2/15/2031	514,730 (a)(i)
445,000	Ardonagh Group Finance Ltd., 8.88%, due 2/15/2032	460,944 (a)(i)
880,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 5/15/2031	900,135 (a)
1,190,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	1,165,044 (a)(c)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
380,000	7.25%, due 2/15/2031	388,264 (a)
555,000	8.13%, due 2/15/2032	569,012 (a)
HUB International Ltd.
375,000	5.63%, due 12/1/2029	367,742 (a)
1,225,000	7.25%, due 6/15/2030	1,266,624 (a)(c)
695,000	7.38%, due 1/31/2032	714,642 (a)
600,000	Jones Deslauriers Insurance Management, Inc., 10.50%, due 12/15/2030	649,615 (a)
685,000	Panther Escrow Issuer LLC, 7.13%, due 6/1/2031	701,487 (a)
435,000	USI, Inc., 7.50%, due 1/15/2032	454,016 (a)
13,784,229
Internet 0.7%
360,000	Cablevision Lightpath LLC, 5.63%, due 9/15/2028	337,201 (a)
470,000	Gen Digital, Inc., 7.13%, due 9/30/2030	483,550 (a)
Rakuten Group, Inc.
505,000	11.25%, due 2/15/2027	551,975 (a)(c)
305,000	9.75%, due 4/15/2029	333,120 (a)
1,705,846
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Iron - Steel 2.1%
ATI, Inc.
$895,000	5.88%, due 12/1/2027	$891,590
390,000	7.25%, due 8/15/2030	404,074
760,000	Carpenter Technology Corp., 7.63%, due 3/15/2030	784,759
Cleveland-Cliffs, Inc.
500,000	6.88%, due 11/1/2029	501,547 (a)
880,000	7.00%, due 3/15/2032	877,844 (a)
895,000	7.38%, due 5/1/2033	890,052 (a)
515,000	TMS International Corp., 6.25%, due 4/15/2029	487,525 (a)
4,837,391
Leisure Time 2.4%
1,160,000	Carnival Corp., 6.13%, due 2/15/2033	1,162,873 (a)(f)
770,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	807,421 (a)
50,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	50,232 (a)
NCL Corp. Ltd.
710,000	5.88%, due 2/15/2027	713,258 (a)
670,000	6.75%, due 2/1/2032	680,461 (a)
370,000	Royal Caribbean Cruises Ltd., 6.00%, due 2/1/2033	372,930 (a)
Viking Cruises Ltd.
465,000	5.88%, due 9/15/2027	464,134 (a)
440,000	7.00%, due 2/15/2029	444,220 (a)
575,000	9.13%, due 7/15/2031	623,291 (a)
230,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	227,685 (a)
5,546,505
Lodging 0.7%
630,000	MGM Resorts International, 6.13%, due 9/15/2029	630,495
Station Casinos LLC
385,000	4.50%, due 2/15/2028	368,931 (a)
320,000	4.63%, due 12/1/2031	290,490 (a)
290,000	6.63%, due 3/15/2032	291,656 (a)
1,581,572
Machinery - Construction & Mining 1.0%
860,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	893,987 (a)
Terex Corp.
700,000	5.00%, due 5/15/2029	673,429 (a)
845,000	6.25%, due 10/15/2032	835,855 (a)
2,403,271
Machinery - Diversified 1.5%
695,000	ATS Corp., 4.13%, due 12/15/2028	649,384 (a)
Chart Industries, Inc.
690,000	7.50%, due 1/1/2030	720,865 (a)
95,000	9.50%, due 1/1/2031	102,427 (a)
840,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	872,790 (a)
950,000	TK Elevator Holdco GmbH, 7.63%, due 7/15/2028	957,796 (a)(c)
265,000	TK Elevator U.S. Newco, Inc., 5.25%, due 7/15/2027	262,040 (a)
3,565,302
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Media 8.2%
$375,000	Cable One, Inc., 4.00%, due 11/15/2030	$306,572 (a)
CCO Holdings LLC/CCO Holdings Capital Corp.
500,000	5.13%, due 5/1/2027	490,765 (a)
715,000	5.00%, due 2/1/2028	695,997 (a)
1,330,000	5.38%, due 6/1/2029	1,285,377 (a)(c)
1,080,000	6.38%, due 9/1/2029	1,080,634 (a)(c)
735,000	4.75%, due 3/1/2030	680,803 (a)
1,335,000	4.25%, due 2/1/2031	1,184,320 (a)(c)
830,000	7.38%, due 3/1/2031	849,757 (a)
220,000	4.75%, due 2/1/2032	195,767 (a)
520,000	4.50%, due 5/1/2032	451,051
CSC Holdings LLC
510,000	5.50%, due 4/15/2027	472,243 (a)
355,000	5.38%, due 2/1/2028	312,094 (a)
325,000	7.50%, due 4/1/2028	239,437 (a)
290,000	11.25%, due 5/15/2028	287,551 (a)
1,060,000	11.75%, due 1/31/2029	1,054,792 (a)
345,000	6.50%, due 2/1/2029	294,112 (a)
710,000	5.75%, due 1/15/2030	412,076 (a)
585,000	4.13%, due 12/1/2030	441,619 (a)
690,000	4.63%, due 12/1/2030	378,195 (a)
205,000	4.50%, due 11/15/2031	154,524 (a)
DISH DBS Corp.
240,000	7.75%, due 7/1/2026	209,827
720,000	5.25%, due 12/1/2026	665,386 (a)
590,000	5.75%, due 12/1/2028	511,149 (a)
340,000	5.13%, due 6/1/2029	223,631
1,025,000	DISH Network Corp., 11.75%, due 11/15/2027	1,082,292 (a)
McGraw-Hill Education, Inc.
430,000	5.75%, due 8/1/2028	423,244 (a)
795,000	8.00%, due 8/1/2029	809,066 (a)
490,000	7.38%, due 9/1/2031	509,808 (a)
800,000	Midcontinent Communications, 8.00%, due 8/15/2032	821,030 (a)
Sirius XM Radio LLC
660,000	5.50%, due 7/1/2029	642,679 (a)
375,000	4.13%, due 7/1/2030	335,188 (a)
475,000	3.88%, due 9/1/2031	409,051 (a)
995,000	Sunrise FinCo I BV, 4.88%, due 7/15/2031	923,430 (a)
245,000	Ziggo BV, 4.88%, due 1/15/2030	229,504 (a)
19,062,971
Metal Fabricate - Hardware 0.2%
555,000	Advanced Drainage Systems, Inc., 6.38%, due 6/15/2030	560,159 (a)
Mining 2.6%
Arsenal AIC Parent LLC
350,000	8.00%, due 10/1/2030	363,884 (a)
360,000	11.50%, due 10/1/2031	401,926 (a)
Constellium SE
830,000	5.63%, due 6/15/2028	814,264 (a)
230,000	6.38%, due 8/15/2032	226,711 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Mining – cont'd
FMG Resources August 2006 Pty. Ltd.
$75,000	5.88%, due 4/15/2030	$74,147 (a)
145,000	5.88%, due 4/15/2030	143,351 (j)
155,000	4.38%, due 4/1/2031	141,427 (a)
1,075,000	6.13%, due 4/15/2032	1,067,958 (a)
485,000	Hudbay Minerals, Inc., 6.13%, due 4/1/2029	486,039 (a)
Kaiser Aluminum Corp.
610,000	4.63%, due 3/1/2028	587,805 (a)
325,000	4.50%, due 6/1/2031	291,844 (a)
Novelis Corp.
640,000	4.75%, due 1/30/2030	601,338 (a)
85,000	3.88%, due 8/15/2031	74,458 (a)
840,000	Novelis, Inc., 6.88%, due 1/30/2030	859,958 (a)
6,135,110
Miscellaneous Manufacturer 0.7%
540,000	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	558,477 (a)(e)
500,000	Calderys Financing LLC, 11.25%, due 6/1/2028	535,048 (a)
Hillenbrand, Inc.
215,000	6.25%, due 2/15/2029	216,904
390,000	3.75%, due 3/1/2031	343,665
1,654,094
Oil & Gas 5.3%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
285,000	8.25%, due 12/31/2028	290,866 (a)
475,000	5.88%, due 6/30/2029	467,376 (a)
165,000	6.63%, due 10/15/2032	166,379 (a)
Borr IHC Ltd./Borr Finance LLC
134,390	10.00%, due 11/15/2028	134,233 (a)
147,476	10.38%, due 11/15/2030	146,923 (a)
Civitas Resources, Inc.
580,000	8.38%, due 7/1/2028	606,605 (a)
380,000	8.63%, due 11/1/2030	402,785 (a)
Comstock Resources, Inc.
627,000	6.75%, due 3/1/2029	615,377 (a)
970,000	5.88%, due 1/15/2030	918,016 (a)
Crescent Energy Finance LLC
240,000	7.63%, due 4/1/2032	241,661 (a)
410,000	7.38%, due 1/15/2033	409,280 (a)
Hilcorp Energy I LP/Hilcorp Finance Co.
425,000	6.25%, due 11/1/2028	422,084 (a)
503,000	5.75%, due 2/1/2029	488,885 (a)
255,000	6.00%, due 4/15/2030	247,264 (a)
268,000	6.00%, due 2/1/2031	253,895 (a)
365,000	8.38%, due 11/1/2033	380,960 (a)
220,000	6.88%, due 5/15/2034	212,188 (a)
325,000	7.25%, due 2/15/2035	317,518 (a)
610,000	Kimmeridge Texas Gas LLC, 8.50%, due 2/15/2030	612,355 (a)
Matador Resources Co.
210,000	6.50%, due 4/15/2032	210,521 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Oil & Gas – cont'd
$185,000	6.25%, due 4/15/2033	$182,299 (a)
615,000	Noble Finance II LLC, 8.00%, due 4/15/2030	625,730 (a)
Northern Oil & Gas, Inc.
310,000	8.13%, due 3/1/2028	315,294 (a)
260,000	8.75%, due 6/15/2031	272,631 (a)
Permian Resources Operating LLC
685,000	5.88%, due 7/1/2029	679,891 (a)
360,000	7.00%, due 1/15/2032	369,530 (a)
235,000	6.25%, due 2/1/2033	235,568 (a)
445,000	SM Energy Co., 7.00%, due 8/1/2032	444,358 (a)
1,120,000	TGNR Intermediate Holdings LLC, 5.50%, due 10/15/2029	1,063,532 (a)(c)
Transocean, Inc.
325,000	8.25%, due 5/15/2029	326,150 (a)
400,000	8.50%, due 5/15/2031	402,738 (a)
12,462,892
Oil & Gas Services 1.6%
Archrock Partners LP/Archrock Partners Finance Corp.
330,000	6.88%, due 4/1/2027	330,027 (a)
440,000	6.25%, due 4/1/2028	442,177 (a)
610,000	6.63%, due 9/1/2032	618,356 (a)
1,130,000	Star Holding LLC, 8.75%, due 8/1/2031	1,100,078 (a)(c)
USA Compression Partners LP/USA Compression Finance Corp.
585,000	6.88%, due 9/1/2027	588,624
680,000	7.13%, due 3/15/2029	695,863 (a)
3,775,125
Packaging & Containers 3.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
295,000	6.00%, due 6/15/2027	293,435 (a)
545,000	4.00%, due 9/1/2029	475,670 (a)
660,000	Canpack SA/Canpack U.S. LLC, 3.88%, due 11/15/2029	596,283 (a)
Clydesdale Acquisition Holdings, Inc.
410,000	6.88%, due 1/15/2030	416,519 (a)
300,000	8.75%, due 4/15/2030	306,030 (a)
455,000	Efesto Bidco Spa/U.S. LLC, 7.50%, due 2/15/2032	455,000 (f)
425,000	Graham Packaging Co., Inc., 7.13%, due 8/15/2028	422,847 (a)
1,030,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, due 9/15/2028	1,023,017 (a)
1,180,000	Mauser Packaging Solutions Holding Co., 9.25%, due 4/15/2027	1,202,138 (a)(c)
420,000	Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, due 2/15/2031	436,562 (a)
555,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	613,121 (a)
Trivium Packaging Finance BV
595,000	5.50%, due 8/15/2026	592,028 (a)
455,000	8.50%, due 8/15/2027	455,325 (a)
7,287,975
Pharmaceuticals 1.1%
AdaptHealth LLC
165,000	6.13%, due 8/1/2028	162,077 (a)
110,000	4.63%, due 8/1/2029	101,110 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Pharmaceuticals – cont'd
Bausch Health Americas, Inc.
$95,000	9.25%, due 4/1/2026	$92,022 (a)
70,000	8.50%, due 1/31/2027	59,850 (a)
Bausch Health Cos., Inc.
355,000	6.13%, due 2/1/2027	324,545 (a)
335,000	5.75%, due 8/15/2027	293,150 (a)
550,000	5.00%, due 1/30/2028	375,677 (a)
975,000	4.88%, due 6/1/2028	789,881 (a)(c)
190,000	5.25%, due 2/15/2031	99,750 (a)
360,000	Grifols SA, 4.75%, due 10/15/2028	333,040 (a)
2,631,102
Pipelines 6.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
790,000	5.38%, due 6/15/2029	772,355 (a)
475,000	6.63%, due 2/1/2032	485,171 (a)
165,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, due 7/15/2032	172,659 (a)
1,065,000	Buckeye Partners LP, 6.75%, due 2/1/2030	1,083,413 (a)
510,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, due 12/15/2033	538,498 (a)
135,000	EQM Midstream Partners LP, 6.38%, due 4/1/2029	137,247 (a)
Genesis Energy LP/Genesis Energy Finance Corp.
111,000	8.00%, due 1/15/2027	112,978
580,000	8.25%, due 1/15/2029	593,575
250,000	8.88%, due 4/15/2030	259,159
293,000	7.88%, due 5/15/2032	293,492
600,000	8.00%, due 5/15/2033	600,126
735,000	Harvest Midstream I LP, 7.50%, due 9/1/2028	751,731 (a)
955,000	Howard Midstream Energy Partners LLC, 7.38%, due 7/15/2032	992,787 (a)(c)
635,000	ITT Holdings LLC, 6.50%, due 8/1/2029	593,477 (a)(c)
Kinetik Holdings LP
180,000	6.63%, due 12/15/2028	184,059 (a)
230,000	5.88%, due 6/15/2030	228,203 (a)
285,000	NFE Financing LLC, 12.00%, due 11/15/2029	297,463 *(a)
1,120,000	NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, due 2/15/2029	1,149,275 (a)(c)
695,000	Northriver Midstream Finance LP, 6.75%, due 7/15/2032	711,456 (a)
Rockies Express Pipeline LLC
160,000	4.80%, due 5/15/2030	150,192 (a)
270,000	7.50%, due 7/15/2038	270,121 (a)
455,000	6.88%, due 4/15/2040	442,603 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
565,000	6.00%, due 3/1/2027	562,368 (a)
300,000	7.38%, due 2/15/2029	305,362 (a)
220,000	6.00%, due 12/31/2030	212,362 (a)
215,000	6.00%, due 9/1/2031	206,849 (a)
Venture Global LNG, Inc.
665,000	8.13%, due 6/1/2028	694,958 (a)
775,000	9.50%, due 2/1/2029	863,896 (a)
605,000	7.00%, due 1/15/2030	618,358 (a)
255,000	8.38%, due 6/1/2031	268,378 (a)
235,000	9.88%, due 2/1/2032	258,694 (a)
14,811,265
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Real Estate 0.5%
Cushman & Wakefield U.S. Borrower LLC
$160,000	6.75%, due 5/15/2028	$161,323 (a)
330,000	8.88%, due 9/1/2031	355,463 (a)
505,000	Greystar Real Estate Partners LLC, 7.75%, due 9/1/2030	534,867 (a)
1,051,653
Real Estate Investment Trusts 4.5%
320,000	Blackstone Mortgage Trust, Inc., 7.75%, due 12/1/2029	329,604 (a)
Iron Mountain, Inc.
410,000	5.25%, due 3/15/2028	402,919 (a)
150,000	5.25%, due 7/15/2030	144,260 (a)
265,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, due 6/15/2029	252,081 (a)
MPT Operating Partnership LP/MPT Finance Corp.
430,000	5.00%, due 10/15/2027	385,079
315,000	8.50%, due 2/15/2032	319,885 (a)(f)
735,000	Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/2028	687,031 (a)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
1,000,000	5.88%, due 10/1/2028	988,550 (a)(c)
435,000	7.00%, due 2/1/2030	445,248 (a)
645,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	644,085 (a)
1,290,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	1,184,241 (a)(c)
Service Properties Trust
470,000	5.25%, due 2/15/2026	462,126
750,000	8.63%, due 11/15/2031	796,414 (a)(c)
Starwood Property Trust, Inc.
295,000	7.25%, due 4/1/2029	304,731 (a)
770,000	6.50%, due 7/1/2030	777,363 (a)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
1,165,000	10.50%, due 2/15/2028	1,245,597 (a)(c)
440,000	6.50%, due 2/15/2029	401,406 (a)
XHR LP
615,000	4.88%, due 6/1/2029	584,365 (a)
165,000	6.63%, due 5/15/2030	166,780 (a)
10,521,765
Retail 5.7%
1011778 BC ULC/New Red Finance, Inc.
155,000	4.38%, due 1/15/2028	149,071 (a)
1,090,000	4.00%, due 10/15/2030	987,042 (a)(c)
Asbury Automotive Group, Inc.
730,000	4.63%, due 11/15/2029	693,715 (a)
585,000	5.00%, due 2/15/2032	547,359 (a)
Bath & Body Works, Inc.
655,000	6.63%, due 10/1/2030	666,886 (a)
200,000	6.95%, due 3/1/2033	203,149
640,000	Beacon Roofing Supply, Inc., 4.13%, due 5/15/2029	625,870 (a)
Carvana Co.
483,369	9.00% Cash/12.00% PIK, due 12/1/2028	520,689 (a)(e)
415,000	11.00% Cash/13.00% PIK, due 6/1/2030	460,695 (a)(e)
925,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	967,852 (a)(c)
600,000	Foundation Building Materials, Inc., 6.00%, due 3/1/2029	536,119 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Retail – cont'd
Gap, Inc.
$275,000	3.63%, due 10/1/2029	$250,158 (a)
280,000	3.88%, due 10/1/2031	245,575 (a)
635,000	Group 1 Automotive, Inc., 6.38%, due 1/15/2030	645,418 (a)
920,000	GYP Holdings III Corp., 4.63%, due 5/1/2029	875,469 (a)
LCM Investments Holdings II LLC
550,000	4.88%, due 5/1/2029	521,552 (a)
435,000	8.25%, due 8/1/2031	456,724 (a)
Macy's Retail Holdings LLC
210,000	5.88%, due 4/1/2029	205,722 (a)
240,000	4.50%, due 12/15/2034	196,898
70,000	5.13%, due 1/15/2042	51,683
Nordstrom, Inc.
170,000	4.38%, due 4/1/2030	154,907
420,000	5.00%, due 1/15/2044	317,796
655,000	Patrick Industries, Inc., 6.38%, due 11/1/2032	645,815 (a)
PetSmart, Inc./PetSmart Finance Corp.
435,000	4.75%, due 2/15/2028	416,910 (a)
300,000	7.75%, due 2/15/2029	299,032 (a)
Walgreens Boots Alliance, Inc.
385,000	8.13%, due 8/15/2029	389,212
165,000	4.50%, due 11/18/2034	131,594
220,000	4.80%, due 11/18/2044	164,898
1,030,000	White Cap Buyer LLC, 6.88%, due 10/15/2028	1,030,471 (a)
13,358,281
Software 3.0%
1,880,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	1,818,975 (a)(c)
295,000	Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, due 6/15/2029	285,871 (a)
Cloud Software Group, Inc.
1,280,000	6.50%, due 3/31/2029	1,258,225 (a)(c)
775,000	9.00%, due 9/30/2029	793,718 (a)
315,000	8.25%, due 6/30/2032	327,416 (a)
530,000	Ellucian Holdings, Inc., 6.50%, due 12/1/2029	533,195 (a)
Open Text Holdings, Inc.
490,000	4.13%, due 2/15/2030	449,309 (a)
335,000	4.13%, due 12/1/2031	300,255 (a)
522,300	Rackspace Finance LLC, 3.50%, due 5/15/2028	277,862 (a)
1,030,000	UKG, Inc., 6.88%, due 2/1/2031	1,051,590 (a)
7,096,416
Telecommunications 6.5%
Altice Financing SA
185,000	5.00%, due 1/15/2028	149,630 (a)
325,000	5.75%, due 8/15/2029	254,143 (a)
Altice France SA
1,050,000	8.13%, due 2/1/2027	881,636 (a)
205,000	5.50%, due 1/15/2028	165,859 (a)
615,000	5.50%, due 10/15/2029	489,237 (a)
CommScope LLC
310,000	8.25%, due 3/1/2027	295,919 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications – cont'd
$935,000	9.50%, due 12/15/2031	$969,847 (a)
190,000	CommScope Technologies LLC, 5.00%, due 3/15/2027	170,962 (a)
Consolidated Communications, Inc.
220,000	5.00%, due 10/1/2028	208,389 (a)
950,000	6.50%, due 10/1/2028	926,670 (a)(c)
EchoStar Corp.
1,225,000	10.75%, due 11/30/2029	1,320,525 (c)
531,042	6.75%, due 11/30/2030	490,206
Frontier Communications Holdings LLC
305,000	5.88%, due 10/15/2027	305,088 (a)
410,000	5.88%, due 11/1/2029	408,628
Iliad Holding SASU
930,000	7.00%, due 10/15/2028	946,792 (a)(c)
240,000	7.00%, due 4/15/2032	243,350 (a)
Level 3 Financing, Inc.
410,000	4.88%, due 6/15/2029	353,085 (a)
225,000	3.75%, due 7/15/2029	171,000 (a)
506,973	11.00%, due 11/15/2029	574,751 (a)
300,000	4.50%, due 4/1/2030	248,388 (a)
794,000	10.50%, due 5/15/2030	865,230 (a)
165,000	10.75%, due 12/15/2030	185,709 (a)
Lumen Technologies, Inc.
225,000	4.50%, due 1/15/2029	187,994 (a)
532,715	4.13%, due 4/15/2029	477,679 (a)
150,000	10.00%, due 10/15/2032	149,625 (a)
Optics Bidco SpA
390,000	6.38%, due 11/15/2033	385,421 (a)
315,000	6.00%, due 9/30/2034	302,049 (a)
290,000	7.20%, due 7/18/2036	294,426 (a)
95,000	Sunrise HoldCo IV BV, 5.50%, due 1/15/2028	93,866 (a)
540,000	Vmed O2 U.K. Financing I PLC, 4.75%, due 7/15/2031	474,442 (a)
620,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	641,713 (a)
1,715,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	1,618,258 (a)(c)
15,250,517
Transportation 0.7%
1,540,000	XPO, Inc., 7.13%, due 2/1/2032	1,589,204 (a)(c)
Trucking & Leasing 0.7%
425,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	424,945 (a)(g)
Fortress Transportation & Infrastructure Investors LLC
210,000	7.88%, due 12/1/2030	219,103 (a)
850,000	7.00%, due 5/1/2031	861,452 (a)
1,505,500
Total Corporate Bonds (Cost $279,167,488)		282,373,856

Loan Assignments(b) 4.3%
Commercial Services 0.1%
158,388	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 9.39%, due 4/11/2029	133,001
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Services & Supplies 0.2%
$498,759	Crash Champions LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 9.27%, due 2/23/2029	$450,599
Containers & Packaging 0.1%
334,145	IRIS Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 9.14%, due 6/28/2028	321,765
Diversified Insurance 0.1%
302,636	Gainwell Acquisition Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.43%, due 10/1/2027	287,504
Electric Utilities 0.2%
405,000	Cornerstone Generation LLC, Term Loan B, (1 mo. USD Term SOFR), due 10/28/2031	407,280 (i)(k)
Electronics - Electrical 0.7%
291,990	Cloudera, Inc., Term Loan, (1 mo. USD Term SOFR + 3.75%), 8.16%, due 10/8/2028	291,041
	MH Sub I LLC
196,510	Term Loan, (1 mo. USD Term SOFR), due 5/3/2028	193,993 (i)(k)
160,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 10.56%, due 2/23/2029	157,600
132,991	Term Loan B4, (1 mo. USD Term SOFR), due 12/11/2031	128,735 (i)(k)
451,664	Rackspace Finance LLC, First Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 10.66%, due 5/15/2028	466,438
423,773	VS Buyer LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.05%, due 4/12/2031	425,891
		1,663,698
Financial Intermediaries 0.1%
374,043	Galaxy U.S. Opco, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 9.04%, due 4/29/2029	329,042
Forest Products & Paper 0.2%
350,000	Glatfelter Corp., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.76%, due 11/4/2031	351,750
Health Care 0.8%
	Aveanna Healthcare LLC
475,092	Term Loan B, (3 mo. USD Term SOFR + 3.75%), 8.36%, due 7/17/2028	469,571
835,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.00%), 11.66%, due 12/10/2029	801,600
298,473	Medical Solutions Holdings, Inc., First Lien Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.89%, due 11/1/2028	209,430
	National Mentor Holdings, Inc.
477,453	Term Loan, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 8.16% – 8.18%, due 3/2/2028	471,594 (i)(k)(l)
13,833	Term Loan C, (3 mo. USD Term SOFR + 3.75%), 8.18%, due 3/2/2028	13,664 (i)(k)
		1,965,859
Home Furnishings 0.1%
316,967	Weber-Stephen Products LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.68%, due 10/30/2027	315,728
Hotels, Restaurants & Leisure 0.3%
615,000	Catawba Nation Gaming Authority, Term Loan B, (1 mo. USD Term SOFR), due 12/16/2031	619,102 (i)(k)
Industrial Equipment 0.1%
307,604	Engineered Machinery Holdings, Inc., Second Lien Term Loan, (3 mo. USD Term SOFR + 6.00%), 10.59%, due 5/21/2029	307,758
Life Sciences Tools & Services 0.4%
1,023,083	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.33%, due 9/27/2030	1,009,302
Nonferrous Metals - Minerals 0.1%
106,897	Covia Holdings Corp., Term Loan, (3 mo. USD Term SOFR), due 7/31/2026	106,675 (i)(k)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Pipelines 0.2%
$342,236	New Fortress Energy, Inc., Term Loan, (3 mo. USD Term SOFR + 5.00%), 9.29%, due 10/27/2028	$340,169
Utilities 0.6%
	Lightstone Holdco LLC
1,257,836	Term Loan B, (3 mo. USD Term SOFR + 5.75%), 10.04%, due 1/29/2027	1,270,263
71,142	Term Loan C, (3 mo. USD Term SOFR + 5.75%), 10.04%, due 1/29/2027	71,845
		1,342,108
Total Loan Assignments (Cost $9,819,447)		9,951,340

Convertible Bonds 0.1%
Telecommunications 0.1%
117,004	EchoStar Corp., 3.88%, due 11/30/2030 (Cost $126,092)	136,086
Number of Shares

Common Stocks 0.0%(m)
Media 0.0%(m)
40,000	Altice USA, Inc. Class A (Cost $87,832)	112,400 *
Short-Term Investments 4.1%
Investment Companies 4.1%
9,449,863	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.33%(n) (Cost $9,449,863)	9,449,863
Total Investments 131.6% (Cost $303,393,222)		306,883,583
Liabilities Less Other Assets (14.5)%		(33,639,392)
Liquidation Preference of Mandatory Redeemable Preferred Shares (net of unamortized deferred issuance cost of $38,641) (17.1)%		(39,961,359)(o)
Net Assets Applicable to Common Stockholders 100.0%		$233,282,832

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2025, these securities amounted to $259,417,375, which represents 111.2% of net assets applicable to common stockholders of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2025 and changes periodically.
(c)	All or a portion of this security is pledged with the custodian in connection with the Fund's loans payable outstanding.
(d)	All or a portion of this security is pledged as collateral for reverse repurchase agreements.
(e)	Payment-in-kind (PIK) security.
(f)	When-issued security. Total value of all such securities at January 31, 2025 amounted to $4,900,918, which represents 2.1% of net assets applicable to common stockholders of the Fund.
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
(g)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(h)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(i)	All or a portion of this security was purchased on a delayed delivery basis.
(j)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2025 amounted to $143,351, which represents 0.1% of net assets applicable to common stockholders of the Fund.

(k)	All or a portion of this security had not settled as of January 31, 2025 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(l)	The stated interest rates represent the range of rates at January 31, 2025 of the underlying contracts within the Loan Assignment.
(m)	Represents less than 0.05% of net assets applicable to common stockholders of the Fund.
(n)	Represents 7-day effective yield as of January 31, 2025.
(o)	Fair valued as of January 31, 2025 in accordance with procedures approved by the valuation designee.
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets Applicable to Common Stockholders
United States	$258,730,720	110.9%
Canada	11,300,231	4.8%
Cayman Islands	5,620,187	2.4%
France	4,170,551	1.8%
United Kingdom	2,905,517	1.2%
Germany	2,771,671	1.2%
Netherlands	2,294,153	1.0%
Italy	1,436,896	0.6%
Australia	1,426,883	0.6%
Luxembourg	1,318,853	0.6%
Switzerland	943,384	0.4%
Japan	885,095	0.4%
Czech Republic	806,780	0.4%
Ireland	782,049	0.3%
Finland	688,025	0.3%
Poland	596,283	0.3%
Spain	333,040	0.1%
Mexico	281,156	0.1%
Chile	142,246	0.1%
Liquidation Preference of Mandatory Redeemable Preferred Shares (net of unamortized deferred issuance cost of $38,641)	(39,961,359)	(17.1)%
Short-Term Investments and Other Liabilities—Net	(24,189,529)	(10.4)%
	$233,282,832	100.0%
Reverse Repurchase Agreements
At January 31, 2025, open positions in reverse repurchase agreements for the Fund were as follows:
Counterparty	Trade Date	Maturity Date(a)	Interest Rate Paid (Received)	Principal Amount	Value including Accrued Interest	Type of Underlying Collateral	Value of Securities Pledged as Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities Inc.	11/29/2024	Open/Demand	2.75%	$693,750	$694,704	Corporate Bonds	$916,543	Overnight and Continuous

(a)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities#	$—	$4,860,038	$—	$4,860,038
Corporate Bonds#	—	282,373,856	—	282,373,856
Loan Assignments#	—	9,951,340	—	9,951,340
Convertible Bonds#	—	136,086	—	136,086
Common Stocks#	112,400	—	—	112,400
Short-Term Investments	—	9,449,863	—	9,449,863
Total Investments	$112,400	$306,771,183	$—	$306,883,583

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s Mandatory Redeemable Preferred Shares and Reverse Repurchase Agreements as of January 31, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Mandatory Redeemable Preferred Shares(a)	$—	$(40,000,000)	$—	$(40,000,000)
Reverse Repurchase Agreements	—	(694,704)	—	(694,704)
Total Other Financial Instruments	$—	$(40,694,704)	$—	$(40,694,704)

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

January 31, 2025
Notes to Schedule of Investments High Yield Strategies Fund Inc. (Unaudited)
In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund's investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit-specific details, relevant listed bond and preferred stock prices and Other Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of the Fund's Mandatory Redeemable Preferred Shares is estimated to be their liquidation preference (Level 2 inputs).
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc. (Unaudited)  (cont’d)
The value of reverse repurchase agreements is determined by Management primarily by obtaining valuations from independent pricing services, which are evaluated at par (Level 2 inputs) in line with market conventions.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc. (Unaudited) (cont'd)
Legend

Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

Currency Abbreviations:
USD	= United States Dollar
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.